Net Loss per Common Share - Schedule of Basic and Diluted Net Loss Per Common Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net loss attributable to Eastside Distilling, Inc. common shareholders (numerator)	$ (1,287,651)	$ (1,327,259)	$ (2,194,506)	$ (2,341,938)	$ (5,251,293)	$ (3,601,066)
Weighted average shares (denominator)	3,253,246	951,692	2,935,551	863,965	1,247,281	762,506
Basic and diluted net loss per common share	$ (0.40)	$ (1.39)	$ (0.75)	$ (2.71)	$ (4.21)	$ (4.72)